Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2017:

	RMB	US$
	(In millions)
2018	4,446	683
2019	1,705	262
2020	922	142
2021	324	50
2022	131	20
Thereafter	124	19

	7,652	1,176

Future Minimum Lease Payments For Non-cancelable Licensing Agreements

Future minimum payments under non-cancelable licensing agreements consist of the following as of December 31, 2017:

	RMB	US$
	(In millions)
2018	6,146	945
2019	5,378	827
2020	2,801	430
2021	896	138
2022	417	64
Thereafter	925	142

	16,563	2,546